Premises, Equipment and Leasehold Improvements (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
Minimum annual rental on noncancelable leases	$ 2,500,000,000
Operating lease expiration date	Dec. 31, 2081